497(e)
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The Equitable Life Assurance Society
of the United States

SUPPLEMENT DATED FEBRUARY 20, 2003, TO THE CURRENT ACCUMULATOR, ACCUMULATOR SELECT ("SELECT"), ACCUMULATOR SELECT II ("SELECT II"), ACCUMULATOR PLUS ("PLUS"), ACCUMULATOR ADVISOR ("ADVISOR"), ACCUMULATOR ELITE ("ELITE") AND ACCUMULATOR ELITE II ("ELITE II") PROSPECTUSES FOR ALL SERIES
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This supplement modifies certain information in the above-referenced
Prospectuses. Unless otherwise indicated, all other information in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. The modifications are as follows:


I. APPLICABLE TO ALL CONTRACTS FOR ALL ACCUMULATOR SERIES LISTED ABOVE

(1) In "Transferring your money among investment options" (IN ACCUMULATOR, ELITE, SELECT AND ADVISOR ONLY) and in "Transferring your money among the variable investment options" (IN PLUS ONLY) under "Transferring your account value," the following paragraph is added before the third paragraph:

          In addition, we reserve the right to restrict transfers among variable investment options as described in your contract, including limitations on the number, frequency or dollar amount of transfers.

(2) In "Payment of death benefit" under "Your beneficiary and payment of benefit" under "Effect of the annuitant's death," please note the following:

     (a) The last sentence of the second paragraph is deleted in its entirety and replaced with the following:

          A successor/owner annuitant can only be elected under NQ and individually owned IRA contracts.

     (b) The last paragraph is deleted in its entirety and replaced with the following:

          For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" later in this section.

(3) In "Payment of death benefit" under "Your beneficiary and payment of benefit" under "When an NQ contract owner dies before the annuitant," the following sentence is added at the end of the last paragraph:

     An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed later under "Beneficiary continuation option" in this section.

(4) In "Payment of death benefit," the section entitled "Beneficiary continuation option" is deleted in its entirety and replaced with the following:

     BENEFICIARY CONTINUATION OPTION

     This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please contact our processing office for further information.

     BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please contact our processing office for further information.

     Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which the deceased would have reached age 70 1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed in the Statement of Additional Information, the beneficiary may choose the "5-year rule" option instead of annual


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     payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

     Under the beneficiary continuation option for IRA and Roth IRA contracts:

     o The contract continues in your name for the benefit of your beneficiary.

     o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

     o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

     o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

     o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

     o If the guaranteed minimum income benefit or an optional enhanced death benefit were elected under the contract, if applicable, they will no longer be in effect and charges for such benefits will stop. Also, any minimum death benefit feature will no longer be in effect.

     o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

     o    Any partial withdrawal must be at least $300.

     o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

     o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

     BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature may only be elected when the NQ contract owner dies before the annuity commencement date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

     Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the 5-year rule instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

     Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

     o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

     o The contract continues in your name for the benefit of your beneficiary.

     o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

     o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

     o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

     o If the guaranteed minimum income benefit or an enhanced death benefit were elected under the contract, if applicable, they will no longer be in effect and charges for such benefits will stop. Also, any minimum death benefit feature will no longer be in effect.

     o If the beneficiary chooses the 5-year rule, withdrawals may be made at any time. If the beneficiary chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. See "Taxation of nonqualified annuities" in "Tax information" later in this Prospectus.

     o    Any partial withdrawals must be at least $300.

     o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

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     o    Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

     If you are both the owner and annuitant:

     o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value.

     o No withdrawal charges, if any, will apply to any withdrawals by the beneficiary.

     If the owner and annuitant are not the same person:

     o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

     o The annuity account value will not be reset to the death benefit amount.

     o The contract's withdrawal charge schedule (if applicable) will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount (if applicable) will continue to apply to withdrawals but does not apply to surrenders.

    o If a withdrawal charge applies under your contract, we do not impose it on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free corridor amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

     If a contract is jointly owned:

     o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

     o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

     o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.

(5) In "Tax Information" under "Taxation of nonqualified annuities," the following is added as a new section above "Early distribution penalty tax":

     BENEFICIARY CONTINUATION OPTION

     We have received a Private Letter Ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. Among other things, the IRS rules that:

     o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

     o scheduled payments, any additional withdrawals under Withdrawal Option 2, for contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

     o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.

The Ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken). There is no assurance that we will receive any further rulings addressing the tax consequences of payments under Withdrawal Option 2. Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisors the consequences of such elections.


II. APPLICABLE TO 2002 PORTFOLIO CONTRACTS FOR ACCUMULATOR, SELECT, ELITE AND PLUS:

(6) In "Who is Equitable Life?" under "We also have specific forms that we recommend you use for the following types of requests," the following is added, as applicable:

     APPLICABLE TO ACCUMULATOR AND ELITE ONLY:

     (6) general dollar cost averaging (including the fixed dollar and interest sweep options)

     (7)  special dollar cost averaging

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     APPLICABLE TO PLUS ONLY:

     (6) general dollar cost averaging (including the fixed dollar and interest sweep options)

     APPLICABLE TO SELECT ONLY:

     (6) general dollar cost averaging (including the fixed dollar and interest sweep options)

     (7)  12 month dollar cost averaging

(7) In "Who is Equitable Life?" under "To cancel or change any of the following we require written notification generally at least seven calendar days before the next scheduled transaction," the following is added next to "general dollar cost averaging" (IN ELITE, ACCUMULATOR AND SELECT ONLY) and next to "dollar cost averaging" (IN PLUS ONLY):

     (including the fixed dollar and interest sweep options)

(8) In "Contract features and benefits" under "Allocating your contributions" under "Self-directed allocation," the fourth sentence is deleted in its entirety and replaced with the following:

     If the annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less.

(9) In "Contract features and benefits" under "Allocating your contributions" under "Principal assurance allocation," the first sentence of the third paragraph is deleted in its entirety and replaced with the following:

     The principal assurance allocation is only available for annuitants ages 80 or younger when the contract is issued. If the annuitant is age 76-80, your principal assurance allocation is limited to the seven year fixed maturity option only.

(10) In "Contract features and benefits" under "Allocating your contributions" under "Dollar cost averaging," the first sentence in the first paragraph is deleted in its entirety and replaced with the following:

     We offer a variety of dollar cost averaging programs.

(11) In "Contract features and benefits" under "Allocating your contributions" under "Fixed-dollar option," the fourth paragraph is deleted in its entirety and replaced with the following, as applicable:

     INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row.

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     You may not participate in any dollar cost averaging program if you are participating in the rebalancing program. See "Transferring your money among investment options" later in this Prospectus. APPLICABLE TO ACCUMULATOR AND ELITE ONLY: You may not elect the special dollar cost averaging program if the principal assurance program is in effect.

(12) In "Transferring your money among investment options" (IN ACCUMULATOR, ELITE AND SELECT ONLY) and in "Transferring your money among the variable investment options" (IN PLUS ONLY), please note the following:

     (a) Under "Transferring your account value," the third bullet (IN ACCUMULATOR AND ELITE ONLY) and the second bullet (IN SELECT AND PLUS
          ONLY) is deleted in its entirety and replaced with the following:

          o If the annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. Also, the maturity dates may be no later than the date annuity payments are to begin.

     (b) Under "Transferring your account value," the parenthetical information in the paragraph immediately following the bullets is deleted in its
          (b) entirety and replaced with the following:

          (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus)

     (c) Under "Rebalancing your account value," the first sentence in the last paragraph is deleted in its entirety and replaced with the following
          (c) as applicable:

          You may not elect the rebalancing program if you are participating in any dollar cost averaging program.

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(13) In "More information" under "Dates and prices at which contract events occur" under "Contributions and transfers" (IN ACCUMULATOR, ELITE AND SELECT ONLY) and under "Contributions, credits and transfers" (IN PLUS
     ONLY), the following is added as the last bullet:

     o For the fixed-dollar option and the interest sweep option, the first monthly transfer will occur on the last business day of the month o following the month that we receive your election form at our processing office.

(14) Presently, the 25% outbound transfer restriction from the guaranteed interest option (GIO) discussed in "Transferring your money among investment options" under "Transferring your account value" has been removed until further notice. Therefore, any references to these restrictions in the Prospectus do not currently apply. You may transfer 100% of amounts in the GIO into the variable investment options and/or the Fixed Maturity Options at any time. We will inform you at least 45 days in advance of the day we intend to reimpose the restriction. Any dollar cost averaging program will be shut down until the following contract year if it violates the restrictions whenever the restrictions are reimposed.

III. APPLICABLE TO CONTRACTS FOR PLUS (ALL SERIES) ONLY:

(15) The section entitled "Transferring your money among the variable investment options" is changed to "Transferring your money among investment options." All references in the Prospectus are changed accordingly.

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